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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-21792
                                   ---------------------------------------------


                      AIM Core Allocation Portfolio Series
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (713) 626-1919
                                                    ----------------------------

Date of fiscal year end: 8/31
                         -------------------------------------------------------

Date of reporting period: 05/31/08
                          ------------------------------------------------------

Item 1.  Schedule of Investments.

           AIM CORE ALLOCATION PORTFOLIO SERIES SERIES C AND SERIES M
              Quarterly Schedule of Portfolio Holdings May 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            PAMCAPS-QTR-1 05/08         Invesco Aim Advisors, Inc.

AIM CORE ALLOCATION PORTFOLIO SERIES - SERIES C

SCHEDULE OF INVESTMENTS(a)
May 31, 2008
(Unaudited)

                                                           PRINCIPAL
                                                             AMOUNT       VALUE
                                                           ---------   -----------
BONDS & NOTES-76.43%(b)
BROADCASTING & CABLE TV-3.90%
Comcast Corp., Sr. Unsec. Unsub. Gtd.
   Notes, 5.90%, 03/15/16                                   $270,000   $   268,210
                                                                       -----------
DIVERSIFIED BANKS-3.95%
Wachovia Corp., Sr. Unsec. Notes,
   5.35%, 03/15/11                                           200,000       201,688
Wells Fargo & Co., Sr. Unsec. Notes,
   5.63%, 12/11/17                                            70,000        69,981
                                                                       -----------
                                                                           271,669
                                                                       -----------
DIVERSIFIED CAPITAL MARKETS-1.79%
Credit Suisse (Switzerland), Sr.
   Unsec. Medium-Term Notes,
   5.00%, 05/15/13                                           125,000       122,955
                                                                       -----------
ELECTRIC UTILITIES-1.44%
Exelon Generation Co. LLC,
   Sr. Unsec. Notes,
   6.20%, 10/01/17                                           100,000        99,035
                                                                       -----------
HOUSEWARES & SPECIALTIES-2.17%
Newell Rubbermaid Inc., Sr. Unsec.
   Notes, 6.25%, 04/15/18                                    150,000       149,557
                                                                       -----------
HYPERMARKETS & SUPER CENTERS-2.58%
Wal-Mart Stores Inc., Sr. Unsec.
   Notes, 6.20%, 04/15/38                                    180,000       177,505
                                                                       -----------
INTEGRATED TELECOMMUNICATION SERVICES-7.37%
AT&T Inc., Sr. Unsec. Unsub. Global
   Notes, 6.30%, 01/15/38                                    100,000        97,094
Telefonica Emisiones SAU (Spain), Gtd. Global
   Notes, 6.42%, 6/20/16                                     150,000       154,479
Verizon Communications Inc.,
   Sr. Unsec. Notes,
   5.50%, 02/15/18                                           100,000        98,163
   Sr. Unsec. Unsub. Global Bonds,
   6.90%, 04/15/38                                           150,000       157,359
                                                                       -----------
                                                                           507,095
                                                                       -----------
INVESTMENT BANKING & BROKERAGE-11.65%
Goldman Sachs Group Inc. (The),
   Sr. Unsec. Global Notes,
   6.15%, 04/01/18                                           185,000       184,062
   Unsec. Sub. Global Notes,
   6.75%, 10/01/37                                            90,000        85,498

                                                           PRINCIPAL
                                                             AMOUNT       VALUE
                                                           ---------   -----------
INVESTMENT BANKING & BROKERAGE-(CONTINUED)
Lehman Brothers Holding Inc.,
   Series I, Sr. Unsec. Medium- Term Notes,
   6.88%, 05/02/18                                          $225,000   $   219,127
   Unsec. Sub. Notes, 6.50%,
   07/19/17                                                  125,000       115,179
Merrill Lynch & Co Inc., Sr.
   Unsec. Medium-Term Notes, 6.88%,
   04/25/18                                                  100,000        98,638
Morgan Stanley,
   Series F, Sr. Unsec. Medium-Term
   Global Notes, 6.63%,
   04/01/18                                                  100,000        99,329
                                                                       -----------
                                                                           801,833
                                                                       -----------
MANAGED HEALTH CARE-1.93%
UnitedHealth Group Inc., Sr.
   Unsec. Notes, 6.88%, 02/15/38                             140,000       133,137
                                                                       -----------
MULTI-LINE INSURANCE-1.83%
Liberty Mutual Group Inc., Jr.
   Unsec. Gtd. Sub. Bonds, 7.80%,
   03/15/37(c)                                               150,000       125,780
                                                                       -----------
OFFICE ELECTRONICS-4.02%
Xerox Corp., Sr. Unsec. Notes,
   6.35%, 05/15/18                                           280,000       276,758
                                                                       -----------
OIL & GAS EXPLORATION & PRODUCTION-1.50%
Pemex Project Funding Master
   Trust, Gtd. Notes, 5.75%,
   03/01/18(c)                                               100,000       103,325
                                                                       -----------
OTHER DIVERSIFIED FINANCIAL SERVICES-14.48%
American Honda Finance Corp.,
   Medium-Term Notes, 4.63%,
   04/02/13(c)                                               150,000       146,704
Bank of America Corp., Sr. Unsec.
   Global Notes, 5.63%, 10/14/16                             125,000       126,119
Citigroup Inc., Sr. Unsec. Unsub.
   Global Notes, 5.85%, 07/02/13                             100,000       101,061
General Electric Capital Corp.,
   Series A, Sr. Unsec. Medium-Term
   Global Notes, 5.63%, 09/15/17                             200,000       198,660
JPMorgan Chase & Co.,
   Series 1, Jr. Unsec. Sub. Notes, 7.90%(d)                 195,000       195,193
Lazard Group, Sr. Unsec. Global
   Notes, 6.85%, 06/15/17                                    250,000       228,570
                                                                       -----------
                                                                           996,307
                                                                       -----------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM CORE ALLOCATION PORTFOLIO SERIES - SERIES C

                                                           PRINCIPAL
                                                             AMOUNT       VALUE
                                                           ---------   -----------
PACKAGED FOODS & MEATS-2.27%
Kraft Foods Inc., Notes, 6.13%,
   08/23/18                                                 $160,000   $   156,240
                                                                       -----------
PHARMACEUTICALS-2.18%
GlaxoSmithKline Capital Inc. (United
   Kingdom), Sr. Unsec. Gtd. Notes,
   4.85%, 05/15/13                                           150,000       149,668
                                                                       -----------
PROPERTY & CASUALTY INSURANCE-4.30%
Chubb Corp.,
   Series 1, Sr. Notes, 6.50%, 05/15/38                      110,000       108,673
Travelers Cos. Inc. (The), Sr. Unsec.
   Notes, 5.80%, 05/15/18                                    190,000       187,333
                                                                       -----------
                                                                           296,006
                                                                       -----------
RESIDENTIAL REIT'S-3.20%
ERP Operating L.P., Sr. Unsec. Unsub.
   Notes, 5.13%, 03/15/16                                    240,000       219,838
                                                                       -----------
SOVEREIGN DEBT-2.23%
United Mexican States (Mexico), Sr.
   Unsec. Global Notes, 5.63%, 01/15/17                      150,000       153,420
                                                                       -----------
SYSTEMS SOFTWARE-1.60%
Oracle Corp., Sr. Unsec. Unsub. Global
   Notes, 6.50%, 04/15/38                                    110,000       110,380
                                                                       -----------
THRIFTS & MORTGAGE FINANCE-2.04%
Countrywide Financial Corp., Unsec.
   Gtd. Unsub. Medium-Term Global
   Notes, 5.80%, 06/07/12                                    150,000       140,250
                                                                       -----------
      Total Bonds & Notes (Cost $5,351,089)                              5,258,968
                                                                       -----------
U.S. GOVERNMENT SPONSORED MORTGAGE-BACKED
   SECURITIES-29.39%(b)
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-12.30%
Pass Through Ctfs., TBA,
   6.50%, 06/01/38(e)                                        820,000       846,522
                                                                       -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-17.09%
Pass Through Ctfs.,
   6.00%, 09/01/36                                           679,107       692,446
Pass Through Ctfs., TBA,
   5.00%, 06/01/38(e)                                        500,000       483,047
                                                                       -----------
                                                                         1,175,493
                                                                       -----------
   Total U.S. Government Sponsored Mortgage-Backed
      Securities
      (Cost $2,017,159)                                                  2,022,015
                                                                       -----------

                                                           PRINCIPAL
                                                             AMOUNT       VALUE
                                                           ---------   -----------
U.S. TREASURY SECURITIES-3.60%(b)
U.S. TREASURY NOTES-0.96%
   8.13%, 08/15/19                                         $  50,000   $    66,547
                                                                       -----------
U.S. TREASURY BONDS-2.64%
   6.25%, 05/15/30                                           150,000       181,524
                                                                       -----------
      Total U.S. Treasury Securities
         (Cost $251,628)                                                   248,071
                                                                       -----------
U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-0.87%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-0.87%
Sr. Unsec. Disc. Notes,
   4.19%, 06/10/08 (Cost $59,966) (f)(g)                      60,000        59,966
                                                                       -----------

                                                            SHARES
                                                           ---------
MONEY MARKET FUNDS-4.30%
Liquid Assets Portfolio -Institutional
   Class(h)                                                  147,806       147,806
Premier Portfolio -Institutional Class (h)                   147,806       147,806
                                                                       -----------
      Total Money Market Funds
         (Cost $295,612)                                                   295,612
                                                                       -----------
TOTAL INVESTMENTS-114.59%
   (Cost $7,975,454)                                                     7,884,632
OTHER ASSETS LESS LIABILITIES-(14.59)%                                  (1,003,985)
                                                                       -----------
NET ASSETS-100.00%                                                     $ 6,880,647
                                                                       ===========

Investment Abbreviations:

Ctfs. -- Certificates
Disc. -- Discounted
Gtd.  -- Guaranteed
Jr.   -- Junior
REIT  -- Real Estate Investment Trust
Sr.   -- Senior
Sub.  -- Subordinated
TBA   -- To Be Announced
Unsec.-- Unsecured
Unsub.-- Unsubordinated

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at May 31, 2008 was $7,529,054, which represented 109.42% of the Fund's Net Assets. See
     Note 1A.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM CORE ALLOCATION PORTFOLIO SERIES - SERIES C

(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2008 was $375,809, which represented 5.46% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)  Perpetual bond with no specified maturity date.

(e) Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.

(f) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 2.

(g) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at time of purchase.

(h) The money market fund and the Fund are affiliated by having the same investment advisor.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM CORE ALLOCATION PORTFOLIO SERIES - SERIES M

SCHEDULE OF INVESTMENTS(a)
May 31, 2008
(Unaudited)

                                                           PRINCIPAL
                                                             AMOUNT       VALUE
                                                          ----------   -----------
U.S. GOVERNMENT SPONSORED MORTGAGE-BACKED
   SECURITIES-63.49%(b)
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-6.86%
Pass Through Ctfs., TBA,
   5.50%, 06/01/38(c)                                     $  475,000   $   471,809
                                                                       -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-56.63%
Pass Through Ctfs.,
   5.50%, 11/01/34 to 02/01/35                               814,661       811,300
   5.00%, 02/01/35                                           422,142       409,188
   6.00%, 09/01/36                                           679,107       692,446
Pass Through Ctfs., TBA,
   5.50%, 06/01/38(c)                                      2,000,000     1,985,938
                                                                       -----------
                                                                         3,898,872
                                                                       -----------
      Total U.S. Government Sponsored Mortgage-Backed
         Securities
         (Cost $4,347,243)                                               4,370,681
                                                                       -----------
ASSET-BACKED SECURITIES-58.68%(b)
COLLATERALIZED MORTGAGE OBLIGATIONS-58.68%
Bear Stearns Commerical Mortgage Securities,
   Series 2007-T28, Class AM,
   Floating Rate, 5.84%, 09/11/42(d)                         250,000       230,522
Commercial Mortgage Pass Through Ctfs.,
   Series 2006-C7, Class A4, Floating Rate Pass
   Through Ctfs., 5.77%, 06/10/46(d)                          25,000        25,225
CS First Boston Mortgage Securities Corp.,
   Series 2004-C5, Class A2,  4.18%, 11/15/37                290,000       288,091
Fannie Mae REMICS,
   Series 2006-123, Class BO,
   Pass Through Ctfs., 0.92%, 01/25/37(e)                    811,997       633,343
Freddie Mac REMICS,
   Series 2405, Class PE,
   6.00%, 01/15/17                                           521,177       542,819
   Series 2425, Class JH,
   6.00%, 03/15/17                                           483,742       501,545
JP Morgan Mortgage Trust,
   Series 2006-A3, Class 2A3, Floating Rate,
   5.63%, 05/25/36(d)                                        750,000       698,669
LB-UBS Commercial Mortgage Trust,
   Series 2007-C1, Class AM,
   5.46%, 02/15/40                                           500,000       452,638

                                                           PRINCIPAL
                                                             AMOUNT       VALUE
                                                          ----------   -----------
COLLATERALIZED MORTGAGE OBLIGATIONS-(CONTINUED)
Structured Adjustable-Rate Mortgage Loan Trust,
   Series 2004-1, Class 3A1,
   Floating Rate,
   6.96%, 02/25/34(d)                                     $  190,718   $   184,338
   Series 2004-6, Class 1A,
   Floating Rate,
   6.23%, 06/25/34(d)                                        113,380       113,040
Wells Fargo Mortgage-Backed Securities Trust,
   Series 2005-AR12, Class 2A6,
   Floating Rate,
   4.33%, 07/25/35(d)                                        372,320       353,720
   Series 2005-AR8, Class 2A1,
   Floating Rate,
   4.57%, 06/25/35(d)                                         16,621        16,000
                                                                       -----------
      Total Asset-Backed Securities
         (Cost $4,126,900)                                               4,039,950
                                                                       -----------
U.S. TREASURY SECURITIES-3.79%(b)
U.S. TREASURY NOTES-3.79%
   4.63%, 02/15/17  (Cost $271,232)                          250,000       261,290
                                                                       -----------
U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-0.80%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-0.80%
Sr. Unsec. Disc. Notes,
   2.03%, 06/10/08(f) (g)                                     40,000        39,977
   2.13%, 11/28/08(b)(f)(g)                                   15,000        14,831
                                                                       -----------
      Total U.S. Government Sponsored Agency
         Securities (Cost $54,817)                                          54,808
                                                                       -----------

                                                            SHARES
                                                          ----------
MONEY MARKET FUNDS-4.29%
Liquid Assets Portfolio -Institutional
   Class (h)                                                 147,696       147,696
Premier Portfolio -Institutional Class (h)                   147,696       147,696
      Total Money Market Funds
         (Cost $295,392)                                                   295,392
                                                                       -----------
TOTAL INVESTMENTS-131.05%
   (Cost $9,095,584)                                                     9,022,121
OTHER ASSETS LESS LIABILITIES-(31.05)%                                  (2,137,675)
                                                                       -----------
NET ASSETS-100.00%                                                     $ 6,884,446
                                                                       ===========

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM CORE ALLOCATION PORTFOLIO SERIES - SERIES M

Investment Abbreviations:

Ctfs.  -- Certificates
Disc.  -- Discounted
REMICS -- Real Estate Mortgage Investment Conduits
Sr.    -- Senior
TBA    -- To Be Announced
Unsec. -- Unsecured

Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at May 31, 2008 was $8,686,752, which represented 126.18% of the Fund's Net Assets. See
     Note 1A.

(c) Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.

(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2008.

(e) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at time of purchase.

(f) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(g) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 2.

(h) The money market fund and the Fund are affiliated by having the same investment advisor.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM CORE ALLOCATION PORTFOLIO SERIES

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

          The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Funds may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

AIM CORE ALLOCATION PORTFOLIO SERIES

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Funds may periodically participate in litigation related to Funds' investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of such Fund's net asset value and, accordingly, they reduce the Funds' total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the advisor.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim Advisors may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DOLLAR ROLL AND FORWARD COMMITMENT TRANSACTIONS - The Funds may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced ("TBA") basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.

          In a dollar roll transaction, the Funds sell a mortgage-backed security held in the Funds to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Funds, the dollar roll transactions are accounted for as financing transactions in which the Funds receive compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Funds will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Funds exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.

          Forward commitment transactions involve commitments by the Funds to acquire or sell TBA mortgage-backed securities from a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the Statement of Operations.

AIM CORE ALLOCATION PORTFOLIO SERIES

          At the time the Funds enter into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Funds having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

          Dollar roll transactions involve the risk that the market value of the securities retained by the Funds may decline below the price of the securities that the Funds have sold but are obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Funds with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

          Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Funds may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund's overall interest rate exposure.

E. FUTURES CONTRACTS - The Funds may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Funds' agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the such Fund's basis in the contract. If such Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

F. COLLATERAL - To the extent each Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is such Fund's practice to replace such collateral no later than the next business day.

NOTE 2 -- FUTURES CONTRACTS

SERIES C

                      OPEN FUTURES CONTRACTS AT PERIOD END

                              NUMBER OF        MONTH/         VALUE       UNREALIZED
CONTRACT                      CONTRACTS      COMMITMENT      05/31/08    APPRECIATION
--------                      ---------   ---------------   ----------   ------------
U.S. Treasury 5 Year Notes        6       June-2008/Short   $  664,688      $ 6,081
U.S. Treasury Long Bonds          7       June-2008/Short      801,281       19,932
                                                            ----------      -------
                                                            $1,465,969      $26,013
                                                            ==========      =======

SERIES M

                      OPEN FUTURES CONTRACTS AT PERIOD END

                              NUMBER OF        MONTH/         VALUE       UNREALIZED
CONTRACT                      CONTRACTS      COMMITMENT      05/31/08    APPRECIATION
--------                      ---------   ---------------   ----------   ------------
U.S. Treasury 10 Year Notes        5      June-2008/Short   $  569,766      $ 5,927
U.S. Treasury Long Bonds          20      June-2008/Short    2,289,375       49,361
                                                            ----------      -------
                                                            $2,859,141      $55,288
                                                            ==========      =======

AIM CORE ALLOCATION PORTFOLIO SERIES

NOTE 3 -- INVESTMENT SECURITIES

During the nine months ended May 31, 2008, purchases and sales of investments (excluding short-term investments) were as follows:

           PURCHASES (EXCLUDING U.S.   SALES (EXCLUDING U.S    PURCHASES OF U.S.       SALES OF U.S.
              TREASURY SECURITIES)     TREASURY SECURITIES)   TREASURY SECURITIES   TREASURY SECURITIES
           -------------------------   --------------------   -------------------   -------------------
Series C          $26,324,763              $(29,394,710)            $     --             $      --
Series M              251,360                (3,487,225)             640,764              (817,474)

          At May 31, 2008, the aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

                                                              NET UNREALIZED
                               UNREALIZED      UNREALIZED      APPRECIATION
           FEDERAL TAX COST   APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
           ----------------   ------------   --------------   --------------
Series C      $8,009,130         $34,552       $(159,050)       $(124,498)
Series M       8,996,665          98,985         (73,529)          25,456

          Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

Item 2. Controls and Procedures.

    (a) As of June 16, 2008, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 16, 2008, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

    (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

        Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Core Allocation Portfolio Series

By:   /s/ PHILIP A. TAYLOR
      -----------------------------------------------------------
      Philip A. Taylor
      Principal Executive Officer

Date: July 30, 2008


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /s/ PHILIP A. TAYLOR
      -----------------------------------------------------------
      Philip A. Taylor
      Principal Executive Officer

Date: July 30, 2008


By:   /s/ SIDNEY M. DILGREN
      -----------------------------------------------------------
      Sidney M. Dilgren
      Principal Financial Officer

Date: July 30, 2008

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.